INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized income statement information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Net sales	$ 16,414,466	$ 16,090,744	$ 8,735,435
Cost of sales	(12,487,282)	(9,895,070)	(7,099,923)
Gross profit	3,927,184	6,195,674	1,635,512
Selling, general and administrative expenses	(1,143,646)	(950,124)	(762,882)
Other operating (expense) income, net	(84,019)	25,586	206,843
Operating income	2,699,519	5,271,136	1,079,473
Profit before income tax expense	2,666,500	5,764,330	1,159,359
Income tax expense	(573,728)	(1,397,139)	(291,488)
Net profit (loss) before non-controlling interest	2,092,772	4,367,191	867,871
Non-controlling interest in other subsidiaries	(325,256)	(542,123)	(89,403)
Net profit (loss) for the year	1,767,516	3,825,068	$ 778,468
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS
Disclosure of unconsolidated structured entities [line items]
Net sales	6,297,000	6,270,000
Cost of sales	(5,187,000)	(4,168,000)
Gross profit	1,110,000	2,102,000
Selling, general and administrative expenses	(237,000)	(199,000)
Other operating (expense) income, net	(386,000)	197,000
Operating income	487,000	2,100,000
Financial expenses, net	114,000	158,000
Equity in earnings of associated companies	43,000	41,000
Profit before income tax expense	644,000	2,299,000
Income tax expense	(231,000)	(426,000)
Net profit (loss) before non-controlling interest	413,000	1,873,000
Non-controlling interest in other subsidiaries	(93,000)	(185,000)
Net profit (loss) for the year	$ 320,000	$ 1,688,000